REVENUES	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
REVENUES	REVENUES
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Gas Transmission	$942	$1,141	$1,112
Distribution	346	307	286
Connections	118	152	139
Other	24	19	24
Total	$1,430	$1,619	$1,561
During the year ended December 31, 2020, revenues benefited from inflationary tariff increases and capital commissioned into rate base. These benefits were more than offset by the depreciation of the Brazilian real and lower connections revenue.
b)Revenues from external customers
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Brazil	$942	$1,141	$1,112
United Kingdom	488	478	449
	$1,430	$1,619	$1,561
Our company’s customer base is comprised predominantly of investment grade companies, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the year ended December 31, 2020, revenue generated from this customer was $942 million (2019: $1,141 million, 2018: $1,112 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our company continues to monitor the credit risk of our counterparties in light of the economic impact of COVID-19 but has experienced no issues to date.
c)Non-Current Assets

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Brazil	$3,494	$4,606
United Kingdom	5,264	4,653
	$8,758	$9,259